Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments whose contract amounts represent credit risk
Credit risk amount, total	$ 291,376	$ 217,447
Commitments to extend credit [Member]
Financial instruments whose contract amounts represent credit risk
Credit risk amount, total	275,140	202,490
Standby letters of credit [Member]
Financial instruments whose contract amounts represent credit risk
Credit risk amount, total	$ 16,236	$ 14,957